Condensed Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income (loss)	$ (635)	$ 162	$ (2,477)	$ (225)	$ (1,140)	$ (3,142)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of services receivable	159	161	320	360	674	1,175
Interest on convertible note and short-term loan and amortization of issuance cost	30	33	62	75	584	258
Issuance of shares for services			70
Expenses in respect of warrants issued and convertible component in convertible loan, net interest expenses	319	(552)	1,649	(545)	(823)	921
Depreciation and amortization expense		1		1	1	1
Changes in Operating Assets and Liabilities:
Inventory	18	(22)	56	(48)	(28)	58
Accounts recievables			4		(4)
Other current assets		7		1	14	36
Related parties, net	25		36	7
Accounts payable	38		(5)	(2)	99	26
Management fee due to Related party, net					21	16
Other accounts payables		(15)				11
Deferred revenue					(12)	(460)
Net Cash Used by Operating Activities	(46)	(120)	(285)	(376)	(614)	(1,100)
Cash Flows from Investment Activities:
Purchase of Property and Equipment						(6)
Net Cash Provided by Investment Activities						(6)
Cash Flows from Financing Activities:
Proceeds from Convertible loans, net of issuance cost			628	55
Prepayments of loans			(200)
Repayments of Convertible note from related parties						(56)
Proceeds from loan received					191	50
Repayments of convertible notes, net of issuance cost of $100						1,000
Repayments of long-term loans						(40)
Proceeds from issuance of shares, net of issuance cost						500
Proceeds from loans payable		50
Net Cash Provided by Financing Activities		50	428	55	191	1,454
Net Increase (Decrease) in Cash	(46)	(70)	143	(321)	(423)	348
Cash at Beginning of Period	54	129	54	129	129
Cash at End of Period	8	59			54	129
Cash at Beginning of Period					477	129
Cash at End of Period					54	477
Cash at Beginning of Period	54	$ 477	54	477	477
Cash at End of Period	8		197	$ 156	54	477
Supplemental disclosure of non-cash financing activities
Cash paid for interest						58
Common stock issued for conversion of convertible note and accrued interest	121
Common stock issued against accounts payables	$ 20
Issuance of Common stock due to exercise of converted loans			1,944
Issuance of Common stock against Accounts Payables			$ 20
Common stock issued for conversion of convertible note					$ 223	$ 567